Interest Expense and Finance Cost (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTEREST EXPENSE AND FINANCE COST [Abstract]
Interest expense	$ 108,488	$ 109,550	$ 105,421
Amortization and write-off of deferred financing costs	4,524	4,061	5,384
Other	139	49	0
Interest expense and finance cost	$ 113,151	$ 113,660	$ 110,805